Operating segments - Summary of tax charge within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Tax charge	$ 4,242	$ 3,965	$ 1,567
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Tax charge	3,929	4,030	2,114
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Tax charge	2,819	2,871	2,005
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Tax charge	532	543	171
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Tax charge	118	48	(320)
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Tax charge	511	652	331
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Tax charge	(51)	(84)	(73)
Other items [Member]
Disclosure of operating segments [Line Items]
Tax charge	(276)	(261)	(191)
Exploration and evaluation not attributed to product groups [Member]
Disclosure of operating segments [Line Items]
Tax charge	(38)	(36)	(27)
Finance costs [Member]
Disclosure of operating segments [Line Items]
Tax charge	(174)	(364)	(484)
Underlying earnings [member]
Disclosure of operating segments [Line Items]
Tax charge	3,441	3,369	1,412
Tax charge excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Tax charge	$ 801	$ 596	$ 155